Effects of new accounting standards	12 Months Ended
Dec. 31, 2020
Effects of new accounting standards
Effects of new accounting standards

3 Effects of new accounting standards

(a)New standards adopted by the Group as of January 1, 2020

The following amendments and interpretations apply for the first time in 2020 and had no impact on the consolidated financial statements of the Group:

•	Amendments to IAS 1 and IAS 8 – Definition of Material
•	Amendments to IFRS 3 – Definition of a Business
•	Amendments to IFRS 7, IFRS 9 and IAS 39 – Interest Rate Benchmark Reform
•	Revised Conceptual Framework for Financial Reporting

(b)New standards not yet effective

Furthermore, certain new and amended standards and interpretations have been published that are not mandatory for December 31, 2020 reporting periods and have not been early adopted by the Group. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective. There are no new or amended standards or interpretations that are issued and become effective for the 2021 annual reporting period, that are expected to have a material impact on the Group.